Related Party Transactions (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Due to related party on lease	$ 0	$ 27,000
IPO [Member] | Laidlaw and Company UK Ltd. [Member]
Related Party Transaction [Line Items]
Payments of discounts and commissions	500,000
Office Facilities Space [Member]
Related Party Transaction [Line Items]
Annual rental expense	$ 36,000	$ 36,000